Fair Value Measurements, Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash equivalents	$ 377.1	$ 301.6
Investments in mutual funds, unit trusts and other similar instruments	35.6	36.3
Insurance contracts	56.7	42.6
Auction rate securities	4.3	4.6
Derivative contracts	0.9	40.1
Total Assets	474.6	425.2
Liabilities
Derivative contracts	1.2	3.5
Contingent consideration	1.7	28.7
Total Liabilities	2.9	32.2
Quoted Prices in Active Markets (Level I) [Member]
Assets
Cash equivalents	377.1	301.6
Investments in mutual funds, unit trusts and other similar instruments	35.6	36.3
Total Assets	412.7	337.9
Significant Other Observable Inputs (Level 2) [Member]
Assets
Insurance contracts	56.7	42.6
Derivative contracts	0.9	40.1
Total Assets	57.6	82.7
Liabilities
Derivative contracts	1.2	3.5
Total Liabilities	1.2	3.5
Significant Unobservable Inputs (Level 3) [Member]
Assets
Auction rate securities	4.3	4.6
Total Assets	4.3	4.6
Liabilities
Contingent consideration	1.7	28.7
Total Liabilities	$ 1.7	$ 28.7